Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Manufacturers — 7.5%
American Honda Finance Corp.
6.05%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	$20,000	$20,018,622
6.13%, 04/23/25, (1-day SOFR + 0.780%)(a)(b)	27,500	27,580,306
6.13%, 10/03/25, (1-day SOFR + 0.790%)(b)	26,475	26,571,315
6.27%, 01/12/26, (1-day SOFR + 0.920%)(b)	12,804	12,853,382
BMW U.S. Capital LLC
5.74%, 08/12/24, (1-day SOFR + 0.380%)(b)(c)	25,517	25,496,848
5.87%, 04/01/24, (1-day SOFR + 0.530%)(b)(c)	21,845	21,850,954
5.98%, 08/11/25, (1-day SOFR + 0.620%)(a)(b)(c)	25,300	25,332,225
6.18%, 04/01/25, (1-day SOFR + 0.840%)(a)(b)(c)	14,317	14,387,690
Daimler Truck Finance North America LLC
6.10%, 12/13/24, (1-day SOFR + 0.750%)(a)(b)(c)	13,846	13,831,016
6.35%, 04/05/24, (1-day SOFR + 0.100%)(a)(b)(c)	19,005	19,018,586
General Motors Financial Co. Inc.
5.97%, 10/15/24, (1-day SOFR + 0.620%)(a)(b)	15,713	15,692,233
6.11%, 03/08/24, (1-day SOFR + 0.760%)(b)	13,707	13,709,655
6.40%, 02/26/27, (1-day SOFR + 1.040%)(a)(b)	12,640	12,527,499
6.65%, 04/07/25, (1-day SOFR + 1.300%)(b)	11,553	11,568,760
Hyundai Capital America
6.51%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)(c)	2,400	2,398,745
6.68%, 11/03/25, (1-day SOFR + 1.320%)(b)(c)	25,750	25,785,919
6.85%, 01/08/27, (1-day SOFR + 1.500%)(a)(b)(c)	15,000	15,074,652
Mercedes-Benz Finance North America LLC
5.92%, 08/01/25, (1-day SOFR + 0.570%)(a)(b)	19,534	19,578,682
6.02%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(c)	25,000	25,033,460
6.27%, 03/30/25, (1-day SOFR + 0.930%)(a)(b)(c)	20,245	20,361,067
Toyota Motor Credit Corp.
5.61%, 06/18/24, (1-day SOFR + 0.260%)(a)(b)	11,239	11,233,205
5.64%, 09/13/24, (1-day SOFR + 0.290%)(a)(b)	16,969	16,949,833
5.67%, 01/13/25, (1-day SOFR + 0.320%)(a)(b)	12,505	12,492,177
5.91%, 01/10/25, (1-day SOFR + 0.560%)(a)(b)	16,301	16,293,189
5.92%, 06/09/25, (1-day SOFR + 0.600%)(a)(b)	8,000	8,009,170
5.96%, 03/22/24, (1-day SOFR + 0.620%)(a)(b)	5,881	5,880,653
6.00%, 09/11/25, (1-day SOFR + 0.650%)(b)	17,100	17,130,106
6.00%, 01/05/26, (1-day SOFR + 0.650%)(a)(b)	15,000	15,025,210
6.25%, 05/18/26, (1-day SOFR + 0.890%)(b)	25,647	25,815,814
Volkswagen Group of America Finance LLC
6.28%, 09/12/25, (1-day SOFR + 0.930%)(a)(b)(c)	23,500	23,510,662
6.30%, 06/07/24, (1-day SOFR + 0.950%)(b)(c)	21,065	21,080,988
		542,092,623
Banks — 48.9%
ABN AMRO Bank NV, 7.13%, 09/18/27 (Call 09/18/26), (1-day SOFR + 1.780%)(a)(b)(c)	18,900	19,020,406
ANZ New Zealand Int’l Ltd./London, 5.95%, 02/18/25, (1-day SOFR + 0.600%)(b)(c)	16,699	16,679,650
Australia & New Zealand Banking Group Ltd,
6.16%, 01/18/27, (1-day SOFR + 0.810%)(b)(c)	20,000	20,074,551
Australia & New Zealand Banking Group Ltd.
5.98%, 10/03/25, (1-day SOFR + 0.640%)(a)(b)(c)	25,250	25,283,996
6.09%, 07/03/25, (1-day SOFR + 0.750%)(b)(c)	23,670	23,738,915
Security	Par (000)	Value

Banks (continued)
Banco Santander SA, 6.60%, 05/24/24, (1-day SOFR + 1.240%)(a)(b)	$20,636	$20,691,252
Bank of America Corp.
6.04%, 04/22/25 (Call 04/22/24), (1-day SOFR + 0.690%)(a)(b)	23,324	23,330,370
6.32%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.970%)(b)	17,775	17,733,945
6.41%, 09/15/26, (3-mo. SOFR + 1.022%)(a)(b)	12,514	12,384,397
6.41%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)(b)	19,075	18,973,277
6.42%, 02/05/26 (Call 02/05/25), (3-mo. SOFR + 1.032%)(a)(b)	56,241	56,332,526
6.45%, 04/25/25 (Call 04/27/24), (1-day SOFR + 1.100%)(a)(b)	19,335	19,357,039
6.68%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)(b)	10,935	11,010,246
6.70%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.350%)(a)(b)	3,360	3,373,509
Series 2025, 6.02%, 02/04/25 (Call 02/04/24), (1-day SOFR + 0.660%)(b)	28,545	28,547,916
Bank of America NA
6.14%, 08/18/25 (Call 07/18/25), (1-day SOFR + 0.780%)(b)	31,735	31,815,714
6.38%, 08/18/26 (Call 07/18/26), (1-day SOFR + 1.020%)(a)(b)	32,900	33,144,587
Bank of Montreal
5.67%, 07/09/24, (1-day SOFR + 0.320%)(a)(b)	19,799	19,791,139
5.81%, 01/10/25, (1-day SOFR + 0.465%)(a)(b)	15,774	15,769,369
5.97%, 09/15/26, (1-day SOFR + 0.620%)(b)	16,033	15,904,062
6.06%, 03/08/24, (1-day SOFR + 0.710%)(a)(b)	18,649	18,650,210
6.06%, 12/12/24, (1-day SOFR + 0.710%)(a)(b)	11,606	11,640,366
6.29%, 09/25/25, (1-day SOFR + 0.950%)(b)	23,875	23,937,108
6.41%, 06/07/25, (1-day SOFR + 1.060%)(b)	9,125	9,170,947
6.51%, 12/11/26, (1-day SOFR + 1.160%)(a)(b)	6,750	6,792,520
6.68%, 06/05/26, (1-day SOFR + 1.330%)(a)(b)	22,850	23,050,323
Bank of New York Mellon Corp. (The)
5.61%, 04/26/24 (Call 03/26/24), (1-day SOFR + 0.260%)(a)(b)	12,747	12,739,131
5.97%, 04/25/25 (Call 03/25/25), (1-day SOFR + 0.620%)(a)(b)	14,980	14,961,753
Series J, 5.55%, 10/25/24 (Call 09/25/24), (1-day SOFR + 0.200%)(a)(b)	4,195	4,183,895
Bank of New Zealand, 6.16%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	13,535	13,471,453
Bank of Nova Scotia (The)
5.72%, 07/31/24, (1-day SOFR + 0.380%)(b)	12,271	12,268,449
5.79%, 04/15/24, (1-day SOFR + 0.445%)(b)	24,927	24,932,775
5.81%, 01/10/25, (1-day SOFR + 0.460%)(a)(b)	10,850	10,835,104
5.90%, 03/02/26, (1-day SOFR + 0.545%)(a)(b)	11,429	11,347,447
5.96%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	11,300	11,215,256
6.25%, 04/11/25, (1-day SOFR + 0.900%)(b)	18,965	18,992,902
6.31%, 03/11/24, (1-day SOFR + 0.960%)(b)	9,242	9,242,901
6.44%, 06/12/25, (1-day SOFR + 1.090%)(b)	23,525	23,648,430
Banque Federative du Credit Mutuel SA
5.77%, 02/04/25, (1-day SOFR + 0.410%)(a)(b)(c)	25,621	25,563,891
6.48%, 01/23/27, (1-day SOFR + 1.130%)(a)(b)(c)	15,000	15,077,235
6.75%, 07/13/26, (1-day SOFR + 1.400%)(a)(b)(c)	16,500	16,668,863

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Barclays PLC, 7.23%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(a)(b)	$12,650	$12,789,618
BPCE SA
5.92%, 01/14/25, (1-day SOFR + 0.570%)(a)(b)(c)	7,822	7,816,524
6.30%, 09/25/25, (1-day SOFR + 0.960%)(b)(c)	24,800	24,854,131
7.33%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.980%)(a)(b)(c)	10,750	10,853,133
Canadian Imperial Bank of Commerce
5.77%, 10/18/24, (1-day SOFR + 0.420%)(a)(b)	26,745	26,727,320
6.29%, 04/07/25, (1-day SOFR + 0.940%)(b)	21,435	21,512,534
6.56%, 10/02/26, (1-day SOFR + 1.220%)(a)(b)	27,050	27,205,909
Citibank NA
6.15%, 09/29/25 (Call 08/29/25), (1-day SOFR + 0.805%)(a)(b)	34,825	34,915,809
6.41%, 12/04/26 (Call 11/04/26), (1-day SOFR + 1.060%)(b)	27,900	28,120,353
Citigroup Inc.
6.01%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(a)(b)	18,736	18,724,405
6.04%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)(b)	20,082	20,026,951
6.12%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)(b)	18,329	18,112,659
6.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)(b)	18,510	18,533,644
6.73%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	21,173	21,221,378
6.84%, 07/01/26 (Call 07/01/25), (3-mo. SOFR + 1.512%)(a)(b)	15,443	15,578,929
6.87%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)(b)	17,726	17,854,459
Commonwealth Bank of Australia
5.75%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)(c)	51,711	51,606,996
5.87%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	13,531	13,491,938
5.98%, 01/10/25, (1-day SOFR + 0.630%)(a)(b)(c)	12,000	12,016,879
5.98%, 09/12/25, (1-day SOFR + 0.630%)(b)(c)	22,550	22,575,863
6.09%, 03/14/25, (1-day SOFR + 0.740%)(b)(c)	46,786	46,920,306
6.10%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	16,940	16,978,082
6.32%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	6,925	6,966,434
6.39%, 06/04/24, (1-day SOFR + 1.082%)(a)(b)(c)	9,935	9,953,348
Cooperatieve Rabobank UA/NY
5.73%, 01/10/25, (1-day SOFR + 0.300%)(a)(b)	17,035	17,008,638
6.05%, 07/18/25, (1-day SOFR + 0.700%)(b)	19,040	19,065,947
6.06%, 01/09/26, (1-day SOFR + 0.710%)(b)	12,000	12,039,795
6.25%, 10/05/26, (1-day SOFR + 0.900%)(b)	25,500	25,527,345
Credit Agricole SA, 6.64%, 07/05/26, (1-day SOFR + 1.290%)(a)(b)(c)	16,190	16,348,024
Credit Suisse AG/New York NY
5.75%, 02/02/24, (1-day SOFR + 0.390%)(b)	32,050	32,050,000
6.62%, 02/21/25, (1-day SOFR + 1.260%)(a)(b)	10,945	10,973,792
DBS Group Holdings Ltd., 5.66%, 11/22/24, (1-day SOFR + 0.300%)(b)(c)	3,285	3,276,461
Deutsche Bank AG/New York NY, 6.58%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	12,354	12,048,054
Security	Par (000)	Value

Banks (continued)
DNB Bank ASA, 6.17%, 03/28/25 (Call 03/28/24), (1-day SOFR + 0.830%)(b)(c)	$13,903	$13,911,223
Federation des Caisses Desjardins du Quebec, 5.79%, 05/21/24, (1-day SOFR + 0.430%)(a)(b)(c)	10,451	10,450,248
Goldman Sachs Group Inc. (The)
5.84%, 10/21/24 (Call 09/21/24), (1-day SOFR + 0.490%)(a)(b)	18,516	18,498,961
5.85%, 09/10/24 (Call 08/10/24), (1-day SOFR + 0.500%)(a)(b)	16,229	16,218,136
6.14%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.790%)(a)(b)	12,800	12,725,443
6.16%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.810%)(a)(b)	17,531	17,350,927
6.17%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.820%)(a)(b)	11,570	11,414,557
6.27%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.920%)(b)	12,850	12,822,597
6.42%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.065%)(b)	22,520	22,542,183
6.48%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.120%)(a)(b)	14,045	13,951,857
6.74%, 03/15/24, (1-day SOFR + 1.390%)(a)(b)	10,555	10,566,381
7.20%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.850%)(a)(b)	12,125	12,296,570
7.33%, 10/28/27 (Call 10/28/26), (3-mo. SOFR + 2.012%)(a)(b)	35,772	36,527,174
Series., 6.81%, 05/15/26 (Call 05/15/25), (3-mo. SOFR + 1.432%)(a)(b)	56,693	57,103,440
HSBC Holdings PLC
6.78%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)(b)	14,860	14,921,813
6.86%, 03/11/25 (Call 03/11/24), (3-mo. SOFR + 1.492%)(b)	18,583	18,613,855
6.93%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)(b)	26,000	26,169,562
7.01%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.642%)(b)	25,953	26,180,479
Huntington National Bank (The), 6.55%, 05/16/25 (Call 05/16/24), (1-day SOFR + 1.190%)(a)(b)	8,610	8,545,850
ING Groep NV
6.35%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.010%)(a)(b)	16,415	16,313,402
6.91%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(b)	20,550	20,730,096
6.98%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)(b)	15,319	15,413,882
JPMorgan Chase & Co.
5.89%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.535%)(a)(b)	19,779	19,749,610
5.92%, 06/23/25 (Call 06/23/24), (1-day SOFR + 0.580%)(a)(b)	18,429	18,420,354
5.95%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.600%)(a)(b)	15,245	15,216,245
6.11%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)(b)	14,370	14,286,515
6.23%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)(b)	20,806	20,780,241
6.28%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.920%)(b)	21,501	21,520,900

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.32%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.970%)(a)(b)	$14,831	$14,853,799
6.54%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.180%)(a)(b)	30,640	30,731,997
6.55%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.200%)(b)	26,000	26,221,604
6.67%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)(b)	21,530	21,651,837
JPMorgan Chase Bank NA, 6.35%, 12/08/26 (Call 11/08/26), (1-day SOFR + 1.000%)(b)	24,000	24,189,382
KeyBank NA/Cleveland OH, 5.67%, 06/14/24 (Call 01/29/24), (1-day SOFR + 0.320%)(a)(b)	15,205	15,086,007
Kreditanstalt fuer Wiederaufbau, 6.36%, 02/12/24, (1-day SOFR + 1.000%)(b)	49,360	49,372,133
Lloyds Banking Group PLC
6.92%, 08/07/27 (Call 08/07/26), (1-day SOFR + 1.560%)(b)	21,150	21,296,961
6.92%, 01/05/28 (Call 01/05/27), (1-day SOFR + 1.580%)(a)(b)	15,000	15,065,170
Macquarie Bank Ltd.
6.55%, 12/07/26, (1-day SOFR + 1.200%)(b)(c)	18,800	18,926,456
6.59%, 06/15/26, (1-day SOFR + 1.240%)(b)(c)	17,394	17,513,344
6.65%, 03/21/25, (1-day SOFR + 1.310%)(a)(b)(c)	19,110	19,199,858
Macquarie Group Ltd.
6.06%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.710%)(b)(c)	12,694	12,646,207
6.26%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.920%)(b)(c)	15,465	15,355,977
Mitsubishi UFJ Financial Group Inc.
6.30%, 02/20/26 (Call 02/20/25), (1-day SOFR + 0.940%)(b)	25,450	25,466,126
6.73%, 09/12/25 (Call 09/12/24), (1-day SOFR + 1.385%)(a)(b)	13,575	13,619,012
6.79%, 04/17/26 (Call 04/17/25), (1-day SOFR + 1.440%)(a)(b)	13,970	14,059,448
7.00%, 07/18/25 (Call 07/18/24), (1-day SOFR + 1.650%)(b)	13,985	14,035,223
Mizuho Financial Group Inc., 6.32%, 05/22/26
(Call 05/22/25), (1-day SOFR + 0.960%)(a)(b)	14,920	14,929,467
Morgan Stanley
5.85%, 01/22/25 (Call 12/22/24), (1-day SOFR + 0.509%)(b)	7,985	7,982,539
6.31%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.950%)(a)(b)	30,418	30,471,767
6.51%, 04/17/25 (Call 04/17/24), (1-day SOFR + 0.950%)(a)(b)	9,735	9,746,320
Morgan Stanley Bank NA
6.13%, 07/16/25 (Call 06/16/25), (1-day SOFR + 0.780%)(a)(b)	30,175	30,273,560
6.42%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(a)(b)	26,500	26,566,411
6.51%, 10/30/26 (Call 09/30/26), (1-day SOFR + 1.165%)(b)	15,000	15,147,277
National Australia Bank Ltd.
5.73%, 01/12/25, (1-day SOFR + 0.380%)(a)(b)(c)	36,540	36,522,681
5.90%, 01/29/26, (1-day SOFR + 0.550%)(b)(c)	10,000	9,989,961
5.97%, 12/10/25, (1-day SOFR + 0.650%)(a)(b)(c)	15,000	15,036,491
Security	Par (000)	Value

Banks (continued)
6.00%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)(c)	$14,055	$14,021,140
6.12%, 05/13/25, (1-day SOFR + 0.760%)(a)(b)(c)	27,940	28,013,662
National Australia Bank Ltd./New York, 6.21%, 06/09/25, (1-day SOFR + 0.860%)(a)(b)(c)	19,360	19,439,296
National Bank of Canada, 5.85%, 08/06/24, (1-day SOFR + 0.490%)(a)(b)	13,235	13,233,620
NatWest Markets PLC
5.89%, 08/12/24, (1-day SOFR + 0.530%)(a)(b)(c)	6,875	6,871,718
6.10%, 09/29/26, (1-day SOFR + 0.760%)(a)(b)(c)	12,074	11,914,842
6.79%, 03/22/25, (1-day SOFR + 1.450%)(a)(b)(c)	17,075	17,195,685
Nordea Bank Abp, 6.31%, 06/06/25, (1-day SOFR + 0.960%)(a)(b)(c)	10,065	10,109,148
Royal Bank of Canada
5.69%, 10/07/24, (1-day SOFR + 0.340%)(b)	21,917	21,902,744
5.71%, 07/29/24, (1-day SOFR + 0.360%)(b)	21,216	21,205,936
5.79%, 01/21/25, (1-day SOFR + 0.440%)(a)(b)	16,410	16,409,779
5.87%, 01/20/26, (1-day SOFR + 0.525%)(a)(b)	11,755	11,690,732
5.92%, 04/27/26, (1-day SOFR + 0.570%)(b)	20,279	20,139,807
5.93%, 11/02/26, (1-day SOFR + 0.590%)(a)(b)	11,470	11,379,184
6.06%, 01/21/27, (1-day SOFR + 0.710%)(a)(b)	7,741	7,690,449
6.19%, 04/14/25, (1-day SOFR + 0.840%)(b)	307	308,038
6.30%, 01/19/27, (1-day SOFR + 0.950%)(b)	15,000	15,027,873
6.43%, 01/12/26, (1-day SOFR + 1.080%)(a)(b)	6,758	6,788,516
6.43%, 07/20/26, (1-day SOFR + 1.080%)(a)(b)	17,775	17,856,094
Shinhan Bank Co. Ltd., 7.28%, 04/24/25, (3-mo. SOFR + 1.962%)(b)(d)	16,090	16,301,388
Skandinaviska Enskilda Banken AB, 6.31%, 06/09/25, (1-day SOFR + 0.960%)(b)(c)	16,450	16,515,303
Societe Generale SA
6.40%, 01/21/26 (Call 01/21/25), (1-day SOFR + 1.050%)(a)(b)(c)	28,377	28,328,404
7.01%, 01/19/28 (Call 01/19/27), (1-day SOFR + 1.660%)(a)(b)(c)	10,000	10,019,910
Standard Chartered PLC
6.29%, 11/23/25 (Call 11/23/24), (1-day SOFR + 0.930%)(b)(c)	18,865	18,807,750
7.08%, 03/30/26 (Call 03/30/25), (1-day SOFR + 1.740%)(b)(c)	18,180	18,283,692
7.28%, 07/06/27 (Call 07/06/26), (1-day SOFR + 1.930%)(a)(b)(c)	17,370	17,519,067
7.39%, 02/08/28 (Call 02/08/27), (1-day SOFR + 2.030%)(b)(c)	15,100	15,288,716
State Street Corp., 6.21%, 08/03/26 (Call 07/03/26), (1-day SOFR + 0.845%)(a)(b)	13,650	13,635,291
Sumitomo Mitsui Financial Group Inc.
6.23%, 01/14/27, (1-day SOFR + 0.880%)(a)(b)	16,975	16,924,389
6.65%, 07/13/26, (1-day SOFR + 1.300%)(a)(b)	8,400	8,456,885
6.78%, 01/13/26, (1-day SOFR + 1.430%)(b)	8,175	8,244,626
Sumitomo Mitsui Trust Bank Ltd.
5.79%, 09/16/24, (1-day SOFR + 0.440%)(b)(c)	23,705	23,683,448
6.47%, 03/09/26, (1-day SOFR + 1.120%)(b)(c)	18,370	18,470,372
6.50%, 09/14/26, (1-day SOFR + 1.150%)(a)(b)(c)	21,500	21,629,304
Svenska Handelsbanken AB
6.26%, 06/10/25, (1-day SOFR + 0.910%)(b)(c)	15,935	15,992,683
6.60%, 06/15/26, (1-day SOFR + 1.250%)(b)(c)	17,400	17,568,095

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Swedbank AB
6.26%, 04/04/25, (1-day SOFR + 0.910%)(a)(b)(c)	$10,195	$10,224,539
6.73%, 06/15/26, (1-day SOFR + 1.380%)(a)(b)(c)	16,700	16,899,690
Toronto-Dominion Bank (The)
5.70%, 09/10/24, (1-day SOFR + 0.350%)(b)	35,633	35,600,702
5.71%, 03/04/24, (1-day SOFR + 0.355%)(a)(b)	25,835	25,835,496
5.76%, 01/10/25, (1-day SOFR + 0.410%)(b)	9,880	9,869,113
5.94%, 09/10/26, (1-day SOFR + 0.590%)(b)	10,417	10,331,506
6.26%, 03/08/24, (1-day SOFR + 0.910%)(a)(b)	15,985	15,985,381
6.37%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	15,632	15,700,533
6.43%, 07/17/26, (1-day SOFR + 1.080%)(a)(b)	5,668	5,688,369
Truist Financial Corp., 5.75%, 06/09/25
(Call 06/09/24), (1-day SOFR + 0.400%)(a)(b)	35,466	35,166,976
UBS AG, 6.28%, 09/11/25, (1-day SOFR + 0.930%)(a)(b)	23,825	23,869,665
UBS AG/London
5.72%, 02/09/24, (1-day SOFR + 0.360%)(b)(c)	33,685	33,685,400
5.81%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)(c)	35,051	35,066,545
5.82%, 01/13/25 (Call 12/13/24), (1-day SOFR + 0.470%)(a)(b)(c)	14,755	14,736,812
UBS Group AG, 6.94%, 05/12/26 (Call 05/12/25), (1-day SOFR + 1.580%)(a)(b)(c)	21,110	21,230,794
United Overseas Bank Ltd, 6.04%, 04/07/25, (1-day SOFR + 0.700%)(a)(b)(c)	2,215	2,218,138
Wells Fargo & Co., 6.67%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)(b)	19,458	19,560,505
Wells Fargo Bank NA
6.05%, 01/15/26 (Call 12/15/25), (1-day SOFR + 0.710%)(a)(b)	28,000	28,017,862
6.14%, 08/01/25 (Call 07/01/25), (1-day SOFR + 0.800%)(b)	17,305	17,354,723
6.42%, 08/07/26 (Call 07/07/26), (1-day SOFR + 1.060%)(b)	18,850	18,966,340
6.42%, 12/11/26 (Call 11/11/26), (1-day SOFR + 1.070%)(b)	23,680	23,838,285
Westpac Banking Corp.
5.66%, 11/18/24, (1-day SOFR + 0.300%)(a)(b)	15,843	15,824,448
5.88%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	11,380	11,344,048
6.08%, 11/17/25, (1-day SOFR + 0.720%)(a)(b)	17,000	17,040,831
6.35%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	21,450	21,593,961
6.41%, 02/26/24, (3-mo. SOFR + 1.032%)(a)(b)	18,369	18,379,290
		3,555,140,537
Beverages — 0.2%
PepsiCo Inc., 5.76%, 02/13/26, (1-day SOFR + 0.400%)(b)	14,905	14,902,719

Diversified Financial Services — 2.7%
American Express Co.
6.01%, 11/04/26 (Call 10/04/26), (1-day SOFR + 0.650%)(a)(b)	21,563	21,413,506
6.08%, 05/03/24, (1-day SOFR + 0.720%)(a)(b)	17,098	17,110,505
6.12%, 02/13/26 (Call 01/13/26), (1-day SOFR + 0.760%)(a)(b)	14,457	14,427,589
6.28%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(a)(b)	11,350	11,412,131
6.32%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)(b)	26,125	26,051,205
Security	Par (000)	Value

Diversified Financial Services (continued)
6.70%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.350%)(b)	$16,450	$16,554,579
Capital One Financial Corp., 6.71%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.350%)(a)(b)	15,608	15,599,348
Charles Schwab Corp. (The)
5.85%, 03/18/24 (Call 02/18/24), (1-day SOFR + 0.500%)(b)	36,372	36,340,690
5.88%, 05/13/26 (Call 04/13/26), (1-day SOFR + 0.520%)(a)(b)	18,402	18,266,686
6.40%, 03/03/27 (Call 02/03/27), (1-day SOFR + 1.050%)(b)	22,130	22,041,830
		199,218,069
Electric — 1.8%
CenterPoint Energy Inc., 6.01%, 05/13/24 (Call 01/16/24), (1-day SOFR + 0.650%)(b)	12,419	12,418,101
Georgia Power Co., 6.11%, 05/08/25, (1-day SOFR + 0.750%)(a)(b)	21,805	21,855,302
National Rural Utilities Cooperative Finance Corp.
6.06%, 05/07/25, (1-day SOFR + 0.700%)(b)	7,500	7,522,592
6.15%, 02/05/27, (1-day SOFR + 0.800%)(b)	27,000	27,050,655
Series D, 5.68%, 10/18/24, (1-day SOFR + 0.330%)(a)(b)	12,640	12,632,144
NextEra Energy Capital Holdings Inc.
6.10%, 01/29/26, (1-day SOFR + 0.760%)(b)	25,000	25,007,760
6.36%, 03/21/24 (Call 01/29/24), (1-day SOFR + 1.020%)(a)(b)	12,710	12,712,622
Southern California Edison Co., 6.17%, 04/01/24 (Call 01/29/24), (1-day SOFR + 0.830%)(b)	12,890	12,889,581
		132,088,757
Gas — 0.2%
Spire Missouri Inc., 5.85%, 12/02/24 (Call 01/29/24), (1-day SOFR + 0.500%)(a)(b)	12,000	11,988,705

Health Care - Services — 0.6%
Roche Holdings Inc.
5.59%, 03/05/24, (1-day SOFR + 0.240%)(b)(c)	7,944	7,943,909
5.91%, 03/10/25, (1-day SOFR + 0.560%)(a)(b)(c)	27,500	27,563,229
6.10%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	12,000	12,028,567
		47,535,705
Insurance — 8.4%
Athene Global Funding
5.92%, 08/19/24, (1-day SOFR + 0.560%)(b)(c)	14,484	14,430,962
6.06%, 05/24/24, (1-day SOFR + 0.700%)(b)(c)	57,395	57,416,975
6.06%, 01/07/25, (1-day SOFR + 0.715%)(a)(b)(c)	8,815	8,767,524
Brighthouse Financial Global Funding, 6.11%, 04/12/24, (1-day SOFR + 0.760%)(b)(c)	11,740	11,726,199
Corebridge Global Funding, 6.64%, 09/25/26, (1-day SOFR + 1.300%)(b)(c)	21,500	21,474,193
GA Global Funding Trust
5.85%, 09/13/24, (1-day SOFR + 0.500%)(a)(b)(c)	16,680	16,604,966
6.71%, 04/11/25, (1-day SOFR + 1.360%)(b)(c)	12,110	12,104,090
Jackson National Life Global Funding, 6.49%, 06/28/24, (1-day SOFR + 1.150%)(b)(c)	3,535	3,538,887
MassMutual Global Funding II
5.62%, 10/21/24, (1-day SOFR + 0.270%)(a)(b)(c)	19,423	19,401,190

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.71%, 04/12/24, (1-day SOFR + 0.360%)(a)(b)(c)	$22,162	$22,159,194
6.12%, 01/29/27, (1-day SOFR + 0.770%)(a)(b)(c)	24,998	24,997,310
6.21%, 03/21/25, (1-day SOFR + 0.870%)(b)(c)	3,530	3,545,323
6.33%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	11,942	11,987,077
Metropolitan Life Global Funding I
5.64%, 09/27/24, (1-day SOFR + 0.300%)(a)(b)(c)	6,230	6,223,397
6.25%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(c)	12,944	13,004,028
New York Life Global Funding
5.66%, 04/26/24, (1-day SOFR + 0.310%)(b)(c)	9,301	9,301,447
5.68%, 01/14/25, (1-day SOFR + 0.330%)(b)(c)	13,505	13,492,649
5.78%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)(c)	13,785	13,784,257
5.83%, 06/09/26, (1-day SOFR + 0.480%)(b)(c)	15,410	15,302,324
5.93%, 01/16/26, (1-day SOFR + 0.580%)(b)(c)	20,000	19,991,435
5.96%, 04/21/25, (1-day SOFR + 0.610%)(a)(b)(c)	19,250	19,280,525
5.99%, 05/02/25, (1-day SOFR + 0.650%)(b)(c)	24,025	24,063,675
6.05%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	23,675	23,703,846
6.27%, 04/02/26, (1-day SOFR + 0.930%)(a)(b)(c)	10,220	10,238,117
Northwestern Mutual Global Funding
5.67%, 03/25/24, (1-day SOFR + 0.330%)(a)(b)(c)	12,001	11,992,349
6.05%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	20,850	20,873,930
Pacific Life Global Funding II
1.00%, 02/05/27, (1-day SOFR + 0.850%)(b)	20,000	20,000,000
5.97%, 06/04/26, (1-day SOFR + 0.620%)(a)(b)(c)	14,515	14,437,049
6.14%, 03/30/25, (1-day SOFR+ 0.800%)(a)(b)(c)	14,325	14,354,924
6.15%, 12/06/24, (1-day SOFR + 0.800%)(a)(b)(c)	8,393	8,409,665
6.20%, 06/16/25, (1-day SOFR + 0.860%)(b)(c)	15,144	15,164,619
6.40%, 07/28/26, (1-day SOFR + 1.050%)(b)	23,957	24,055,499
Pacific Life Global Funding II., 5.75%, 01/27/25, (1-day SOFR + 0.400%)(a)(b)(c)	4,490	4,469,692
Principal Life Global Funding II
5.74%, 08/23/24, (1-day SOFR + 0.380%)(b)(c)	7,456	7,443,964
5.80%, 04/12/24, (1-day SOFR + 0.450%)(a)(b)(c)	11,258	11,254,797
6.25%, 08/28/25, (1-day SOFR + 0.900%)(b)(c)	21,763	21,838,451
Protective Life Global Funding
6.32%, 03/28/25, (1-day SOFR + 0.980%)(b)(c)	15,855	15,895,388
6.40%, 12/11/24, (1-day SOFR + 1.050%)(b)(c)	20,115	20,190,573
		606,920,490
Internet — 0.3%
Tencent Holdings Ltd., 6.50%, 04/11/24, (3-mo. SOFR + 1.172%)(a)(b)(d)	20,053	20,070,901

Machinery — 2.3%
Caterpillar Financial Services Corp.
5.60%, 05/17/24, (1-day SOFR + 0.245%)(b)	19,025	19,021,990
5.62%, 09/13/24, (1-day SOFR + 0.270%)(a)(b)	28,601	28,601,455
5.81%, 08/11/25, (1-day SOFR + 0.455%)(a)(b)	15,055	15,067,371
5.87%, 06/13/25, (1-day SOFR + 0.520%)(a)(b)	9,863	9,882,929
John Deere Capital Corp.
5.55%, 10/11/24, (1-day SOFR + 0.200%)(a)(b)	23,269	23,247,836
Security	Par (000)	Value

Machinery (continued)
5.84%, 07/03/25, (1-day SOFR + 0.500%)(a)(b)	$19,595	$19,614,545
5.91%, 03/07/25, (1-day SOFR + 0.560%)(a)(b)	11,718	11,741,667
5.92%, 03/03/26, (1-day SOFR + 0.570%)(a)(b)	18,640	18,661,967
6.14%, 06/08/26, (1-day SOFR + 0.790%)(b)	21,275	21,397,597
		167,237,357
Machinery - Diversified — 0.3%
John Deere Capital Corp., 5.83%, 10/22/25, (1-day SOFR + 0.480%)(b)	25,000	25,000,166

Manufacturing — 0.9%
3M Co., 5.94%, 02/14/24, (3-mo. SOFR + 0.562%)(a)(b)	11,092	11,090,919
General Electric Co., 6.03%, 05/05/26, (3-mo. SOFR + 0.642%)(a)(b)	52,424	52,239,470
		63,330,389
Multi-National — 2.9%
European Investment Bank, 6.36%, 05/21/28, (1-day SOFR + 1.000%)(b)(c)	30,000	30,789,843
Inter-American Development Bank
5.61%, 03/20/28, (1-day SOFR + 0.270%)(b)	47,800	47,652,334
5.69%, 10/05/28, (1-day SOFR + 0.350%)(b)	23,500	23,479,012
International Bank for Reconstruction & Development
5.65%, 01/24/29, (1-day SOFR + 0.300%)(b)	5,000	4,976,150
5.72%, 01/12/27, (1-day SOFR + 0.370%)(b)	105,500	105,785,885
		212,683,224
Pipelines — 0.3%
Enbridge Inc., 5.99%, 02/16/24, (1-day SOFR + 0.630%)(b)	20,515	20,517,072
TransCanada PipeLines Ltd., 6.87%, 03/09/26 (Call 03/09/24), (1-day SOFR + 1.520%)(a)(b)	4,387	4,392,922
		24,909,994
Real Estate Investment Trusts — 0.6%
Public Storage Operating Co.
5.82%, 04/23/24 (Call 01/16/24), (1-day SOFR + 0.470%)(b)	22,656	22,656,416
5.95%, 07/25/25, (1-day SOFR + 0.600%)(b)	19,937	19,935,876
		42,592,292
Retail — 0.1%
Starbucks Corp., 5.78%, 02/14/24 (Call 01/09/24), (1-day SOFR + 0.420%)(a)(b)	4,842	4,842,212

Savings & Loans — 0.1%
Nationwide Building Society, 6.65%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.290%)(a)(b)(c)	7,883	7,769,846

Semiconductors — 0.3%
Analog Devices Inc., 5.59%, 10/01/24, (1-day SOFR + 0.250%)(a)(b)	20,420	20,409,154

Telecommunications — 1.3%
AT&T Inc., 6.81%, 06/12/24, (3-mo. SOFR + 1.442%)(a)(b)	59,979	60,124,455
Verizon Communications Inc.
6.13%, 03/20/26, (1-day SOFR + 0.790%)(a)(b)	28,108	28,207,372
6.74%, 05/15/25 (Call 03/15/25), (3-mo. SOFR + 1.362%)(a)(b)	6,180	6,232,609
		94,564,436
Total Corporate Bonds & Notes — 79.7%
(Cost: $5,780,205,077)		5,793,297,576

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations

Canada — 1.5%
CPPIB Capital Inc.
6.59%, 04/04/25, (1-day SOFR + 1.250%)(a)(b)(c)	$49,800	$50,320,585
6.60%, 03/11/26, (1-day SOFR + 1.250%)(b)(c)	22,150	22,554,353
PSP Capital Inc., 5.59%, 03/03/25, (1-day SOFR + 0.240%)(a)(b)(c)	32,685	32,656,608
		105,531,546
Netherlands — 0.0%
BNG Bank NV, 6.36%, 08/05/26, (1-day SOFR + 1.000%)(a)(b)(c)	1,700	1,725,209

Norway — 0.9%
Kommunalbanken AS, 6.35%, 06/17/26, (1-day SOFR + 1.000%)(a)(b)(c)	61,370	62,251,493

South Korea — 0.1%
Korea Development Bank (The), 5.60%, 03/09/24, (1-day SOFR + 0.250%)(b)	10,705	10,702,275

Supranational — 16.8%
Asian Development Bank
6.34%, 04/06/27, (1-day SOFR + 1.000%)(a)(b)	41,788	42,616,561
6.35%, 06/16/26, (1-day SOFR + 1.000%)(a)(b)	63,085	64,160,730
6.36%, 08/27/26, (1-day SOFR + 1.000%)(b)	38,375	39,073,497
Asian Infrastructure Investment Bank (The)
5.57%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)(c)	2,500	2,492,006
5.98%, 08/16/27, (1-day SOFR + 0.620%)(a)(b)(c)	13,450	13,516,855
European Bank for Reconstruction & Development
5.54%, 04/14/26, (1-day SOFR + 0.190%)(a)(b)	95,030	94,903,695
5.63%, 10/15/24, (1-day SOFR + 0.280%)(b)	59,125	59,178,580
European Investment Bank
5.63%, 03/05/24, (1-day SOFR + 0.280%)(b)(c)	50,488	50,496,233
6.35%, 01/21/26, (1-day SOFR + 1.000%)(b)(c)	56,600	57,481,257
Inter-American Development Bank
5.52%, 09/16/26, (1-day SOFR + 0.170%)(b)	80,777	80,640,081
5.56%, 02/10/26, (1-day SOFR + 0.200%)(b)	68,304	68,233,001
5.61%, 02/04/25, (1-day SOFR + 0.250%)(b)	24,465	24,479,279
5.63%, 04/12/27, (1-day SOFR + 0.280%)(b)	54,088	54,009,984
5.69%, 10/04/27, (1-day SOFR + 0.350%)(b)	45,075	45,079,277
Inter-American Investment Corp., 5.61%, 03/22/24, (1-day SOFR + 0.270%)(a)(b)	2,450	2,450,176
International Bank for Reconstruction & Development
5.53%, 06/15/26, (1-day SOFR + 0.180%)(a)(b)	43,950	43,873,340
5.65%, 09/23/26, (1-day SOFR + 0.310%)(b)	91,000	91,166,599
5.65%, 11/22/28, (1-day SOFR Index + 0.290%)(a)(b)	10,000	9,955,746
Security	Par (000)	Value

Supranational (continued)
5.66%, 08/06/24, (1-day SOFR + 0.300%)(b)	$50,113	$50,156,163
5.66%, 09/18/25, (1-day SOFR + 0.310%)(b)	85,980	86,164,674
5.74%, 06/17/24, (1-day SOFR + 0.390%)(b)	32,645	32,678,087
5.79%, 08/19/27, (1-day SOFR + 0.430%)(b)	112,068	112,490,212
International Finance Corp.
5.43%, 04/03/24, (1-day SOFR + 0.090%)(b)	20,730	20,730,570
5.63%, 03/16/26, (1-day SOFR + 0.280%)(b)	32,885	32,925,712
Nordic Investment Bank, 6.36%, 05/12/26, (1-day SOFR + 1.000%)(b)	43,680	44,386,591
		1,223,338,906
Sweden — 0.7%
Svensk Exportkredit AB, 6.36%, 08/03/26, (1-day SOFR + 1.000%)(a)(b)	49,170	49,846,564

Total Foreign Government Obligations — 20.0%
(Cost: $1,454,186,440)		1,453,395,993

Total Long-Term Investments — 99.7%
(Cost: $7,234,391,517)		7,246,693,569

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	255,540,235	255,693,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	18,690,000	18,690,000

Total Short-Term Securities — 3.8%
(Cost: $274,243,568)		274,383,559

Total Investments — 103.5%
(Cost: $7,508,635,085)		7,521,077,128

Liabilities in Excess of Other Assets — (3.5)%		(257,032,830)

Net Assets — 100.0%		$7,264,044,298

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$266,715,316	$—	$(11,074,526	)(a)	$18,989	$33,780	$255,693,559	255,540,235	$348,147	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	111,310,000	—	(92,620,000	)(a)	—	—	18,690,000	18,690,000	499,655		—
					$18,989	$33,780	$274,383,559		$847,802		$—

(a)	Represents net amount purchased (sold)
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,793,297,576	$—	$5,793,297,576
Foreign Government Obligations	—	1,453,395,993	—	1,453,395,993
Short-Term Securities
Money Market Funds	274,383,559	—	—	274,383,559
	$274,383,559	$7,246,693,569	$—	$7,521,077,128

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate